Segmented Information (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Segmented Information
Number of reportable segments | segment	3
Revenue	$ 73,096	$ 3,935
Other income	207	55
Finance income	747
Finance expense	36,606
Depreciation and amortization	1,511,138
Loss from discontinued operations	(3,747,034)	(1,525,935)
Reportable segment loss	(2,593,744)	(1,672,352)
Reportable segment assets	43,482,281		$ 8,046,003
Reportable segment liabilities	8,841,821		10,247,425
Reportable segments [member]
Segmented Information
Revenue	73,096	3,935
Other income	12,107,262
Finance income	747
Finance expense	(36,606)
Depreciation and amortization	1,511,138
Loss from discontinued operations	(3,747,034)	(1,525,935)
Reportable segment loss	(2,593,744)	(1,672,352)
Loss before income tax expense	1,153,290	(146,417)
Reportable segment assets	43,482,281	7,971,398
Reportable segment liabilities	8,841,829	10,243,143
Reportable segments [member] | Operating segments [member]
Segmented Information
Revenue	73,096	3,935
Reportable segment loss	1,153,290	(146,417)
Reportable segment assets	75,742,493	34,163,276
Reportable segment liabilities	15,714,528	22,939,778
Reportable segments [member] | Elimination of intersegment amounts
Segmented Information
Reportable segment assets	(32,260,212)	(26,191,878)
Reportable segment liabilities	(6,872,699)	(12,696,635)
Reportable segments [member] | Other
Segmented Information
Revenue		(914)
Cultivation
Segmented Information
Revenue	57,516
Other income	12,760,356
Finance expense	(23,177)
Depreciation and amortization	1,511,138
Loss from discontinued operations	(3,747,034)	(1,525,935)
Reportable segment loss	5,744,346	(1,525,935)
Loss before income tax expense	9,491,380
Reportable segment assets	37,990,837	4,048,831	4,127,138
Reportable segment liabilities	6,494,334	3,020,370	3,020,730
Cultivation | Operating segments [member]
Segmented Information
Revenue	57,516
Reportable segment loss	9,491,380
Reportable segment assets	37,990,837	4,048,831
Reportable segment liabilities	15,419,213	10,602,945
Cultivation | Elimination of intersegment amounts
Segmented Information
Reportable segment liabilities	(8,924,879)	(7,582,575)
Distribution
Segmented Information
Revenue	15,580	3,935
Other income	(6,600)
Finance income	747
Finance expense	(52)
Reportable segment loss	(6,867,849)	(146,417)
Loss before income tax expense	(6,867,849)	(146,417)
Reportable segment assets	4,297,366	3,716,771	3,716,771
Reportable segment liabilities	379,982	323,129	323,129
Distribution | Operating segments [member]
Segmented Information
Revenue	15,580	3,935
Reportable segment loss	(6,867,849)	(146,417)
Reportable segment assets	23,428,366	4,082,801
Reportable segment liabilities	31,390,180	5,437,189
Distribution | Elimination of intersegment amounts
Segmented Information
Reportable segment assets	(19,131,000)	(366,030)
Reportable segment liabilities	(31,010,198)	(5,114,060)
Distribution | Other
Segmented Information
Revenue		(914)
Corporate
Segmented Information
Other income	(646,494)
Finance expense	(13,377)
Reportable segment loss	(1,470,241)
Loss before income tax expense	(1,470,241)
Reportable segment assets	1,194,078	205,796	205,797
Reportable segment liabilities	1,967,505	6,899,644	6,899,644
Corporate | Operating segments [member]
Segmented Information
Reportable segment loss	(1,470,241)
Reportable segment assets	14,323,290	26,031,644
Reportable segment liabilities	(31,094,865)	6,899,644
Corporate | Elimination of intersegment amounts
Segmented Information
Reportable segment assets	(13,129,212)	(25,825,848)
Reportable segment liabilities	33,062,370
Reportable segment | Operating segments [member]
Segmented Information
Reportable segment assets	43,482,281		8,043,909
Reportable segment liabilities	8,841,821		$ 10,243,143
Bophelo Bio Science and Wellness (Pty) Ltd.
Segmented Information
Loss on loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	(2,338,342)
Cash	800,794
Revenue	32,802
Loss from discontinued operations	(3,747,034)	$ (1,525,935)
Reportable segment assets	5,609,111
Reportable segment liabilities	$ 3,038,057